Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
Operating activities
Net loss for the year/period	$ (2,204)	$ (3,411)	$ (26,756)	$ (17,346)
Items not involving cash:
Depreciation	29	79	70	72
Depletion	216	3,204	943	1,756
Finance costs	285	8,043	1,839	633
Other (income)/expense	13	(81)	(70)	(545)
Share-based compensation	1,078	2,338	2,806	3,146
Change in fair value of short-term investments	(1,060)	(38)	264	569
Change in fair value of derivative liabilities	(278)	0	(242)	(4,588)
Change in fair value of embedded derivative		(612)	(30)
(Gain)/loss on loan modification		(310)	249	(316)
Change in fair value of gold-linked loan		(1,681)	(172)
Impairments of royalties			22,379	3,821
Share of (gain)/loss in associate	(1)	64	(172)	296
Dilution gain in associate		(9)	(12)	(100)
Deferred tax recovery	(435)	(6,480)	(6,183)	(129)
Unrealized foreign exchange (gain)/loss	42	95	38	(415)
Operating cash flows before movements in working capital	(2,315)	1,201	(5,049)	(13,146)
Net changes in non-cash working capital items:
Accounts receivables	389	335	(215)	(655)
Prepaids and other receivables	439	793	(1,681)	2,889
Accounts payable and accrued liabilities	(3,043)	214	69	(8,350)
Cash provided by (used in) operating activities	(4,530)	2,543	(6,876)	(19,262)
Investing activities
Restricted cash released				1,815
Interest received		81	36
Dividend received	28		34
Investment in royalties, streaming and other mineral interests	(12)	(46,098)	(28,701)	(19,682)
Investment in short-term investments	(44)			(799)
Proceeds on disposition of short-term investments	4,531	174	3,308	17,659
Cash acquired through acquisition of Abitibi Royalties Inc. and Golden Valley Mines and Royalties Ltd.				10,393
Investment in associate				(409)
Land agreements proceeds credited against other mineral interests	481	1,663	1,835	1,630
Investment in gold-linked loan			(10,000)
Purchase of equipment				(28)
Proceeds on disposition of other mineral interests	16	112
Cash provided by (used in) investing activities	5,000	(44,068)	(33,488)	10,579
Financing activities
Proceeds from issuance of common shares		31,976	1,391	856
Net proceeds from bank loan/(payment of bank transaction costs)		14,624	(161)	9,403
Proceeds from convertible debentures, net of issuance costs			38,520
Interest paid	(197)	(4,161)	(1,115)	(342)
Payment of lease obligations	(25)	(90)	(76)	(60)
Dividends	(1,439)		(2,599)	(4,032)
Repurchase of call options	(8)
Cash provided by (used in) financing activities	(1,669)	42,349	35,960	5,825
Effect of exchange rate changes on cash	(2)			1
Net increase (decrease) in cash	(1,201)	824	(4,404)	(2,857)
Beginning of year/period	7,048	1,443	5,847	9,905
End of year/period	$ 5,847	$ 2,267	$ 1,443	$ 7,048